Financial and capital risks management (Cash flow interest rate risk) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
50 basis points higher of interest rates on borrowings [member] | RMB [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	¥ 746	¥ 786
50 basis points higher of interest rates on borrowings [member] | US$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	57	54
50 basis points higher of interest rates on borrowings [member] | PKR$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	1	2
50 basis points lower of interest rates on borrowings [member] | RMB [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	(746)	(786)
50 basis points lower of interest rates on borrowings [member] | US$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	(57)	(54)
50 basis points lower of interest rates on borrowings [member] | PKR$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	(1)	(2)
100 basis points higher of interest rates on borrowings [member] | S$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	79	74
100 basis points lower of interest rates on borrowings [member] | S$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	¥ (79)	¥ (74)